Bank Loans (Tables)	12 Months Ended
Dec. 31, 2020
Debt Disclosure [Abstract]
Schedule of Short-Term Bank Debt
	December 31, 2020	December 31, 2019
Secured short-term loans	$6,210,176	$6,584,664
Total short-term bank loans	$6,210,176	$6,584,664

Schedule of Secured Short-Term Bank Debt

Detailed information of secured short-term loan balances as of December 31, 2020 and 2019 were as follows:

	December 31, 2020	December 31, 2019
Collateralized by office buildings of IST and guaranteed by Mr. Lin and Biznest	$3,976,960	$4,017,664
Guaranteed by IST and Mr. Lin and Collateralized by the real property of ISIOT and equity investment of ISTIL	2,019,072	1,985,874
Guaranteed by IST and guaranteed by Mr. Lin and guaranteed by DU YONG	-	258,278
Guaranteed by a $ 0.2 million restricted bank time deposit	214,144
Guaranteed by High-tech Investment Company(i) and Mr. Lin	-	322,848
Total	$6,210,176	$6,584,664

(i) High-tech Investment Company is an unrelated third party.